Cost Method Investments (Details) - Schedule of Cost Method Investments	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule of Investments [Line Items]
Total			¥ 55,462,670	¥ 1,460,484	$ 209,701	¥ 600,000
2.32% Investment [Member]
Schedule of Investments [Line Items]
Total	1,114,030	$ 157,289	1,460,484
9.0% Investment [Member]
Schedule of Investments [Line Items]
Total	8,689,076	1,226,803	45,000,000
8.0% Investment [Member]
Schedule of Investments [Line Items]
Total			1,100,000
6.0% Investment [Member]
Schedule of Investments [Line Items]
Total			600,000
5.5% Investment [Member]
Schedule of Investments [Line Items]
Total			600,000
5.0% Investment [Member]
Schedule of Investments [Line Items]
Total	542,654	76,617	13,600,000
4.5% Investment [Member]
Schedule of Investments [Line Items]
Total			200,000
4.0% Investment [Member]
Schedule of Investments [Line Items]
Total	289,369	40,856	8,400,000
3.5% Investment [Member]
Schedule of Investments [Line Items]
Total	342,948	48,421	1,200,000
3.0% Investment [Member]
Schedule of Investments [Line Items]
Total	43,867	6,193	3,900,000
2.0% Investment [Member]
Schedule of Investments [Line Items]
Total	25,022	3,533	1,200,000
1.0% Investment [Member]
Schedule of Investments [Line Items]
Total	185,320	26,165	41,450,000
Total [Member]
Schedule of Investments [Line Items]
Total	11,500,708	1,623,775	170,639,684
10%Investment
Schedule of Investments [Line Items]
Total	¥ 268,422	$ 37,898	38,000,000
1 company in the AR, VR and 3D animation areas [Member] | 2.55% Investment [Member]
Schedule of Investments [Line Items]
Total			¥ 13,929,200